Voya Law Department

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax:  (860) 580-4897

neil.mcmurdie@voya.com

April 1, 2016

VIA EDGAR CORRESPONDENCE

Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Correspondence in relation to Post-Effective Amendment No. 25 to Registration Statement on Form N-4
Prospectus Title: Voya Architect Variable Annuity
File Nos. 333-133944 and 811-05626 [1]

Ms. Kimberly Browning:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") we are responding to your comments conveyed to us during a telephone conference on March 21, 2016, relating to the Post-Effective Amendment No. 25 (“PEA No. 25”) to the Registration Statement filed under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) on February 5, 2016. The purpose of PEA No. 25 was to describe, through prospectus supplement, the terms of an Enhanced Annuitization Offer (the “Enhancement Offer”) the Company intends to make to eligible contract owners who purchased certain versions of a Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The following summarizes your comments, and our responses to those comments.

Comment No. 1 – Please provide in correspondence to the staff that all missing information and required exhibits will be included in any subsequent amendment filing. Please make sure that any conforming changes will be made to the prospectus and SAI.

Response No. 1 – We hereby confirm that all financial statements, exhibits and other information necessary for the post- effective amendments to be complete and eligible to be automatically effective on May 1, 2016, will be included in a subsequent post-effective amendment filed pursuant to Rule 485(b) of the 1933 Act.

Comment No. 2 – Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract (if so clarify the types) or whether the Company will be solely responsible for payment of Contract benefits.

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1   This letter also relates to the prospectuses contained in the Company’s Separate Account B registrations statements for which we made a 1933 Act Rule 485(b)(1)(vii) request on February 5, 2016, for the Voya GoldenSelect ESII, Voya GoldenSelect Opportunities, Voya GoldenSelect Generations, Voya GoldenSelect Landmark, Voya GoldenSelect Legends, and Voya GoldenSelect Premium Plus variable annuities, all which offered the same MGIB Rider. See File Nos.:  811-05626 and 333-28679, 333-30180 and 333-28755.

Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Response No. 2 – There are no guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract and MGIB Rider and the Company is solely responsible for payment of Contract and MGIB Rider benefits.

Comment No. 3 – Regarding the second paragraph of the prospectus supplement under the “Overview” section on page 1:  The staff would like more clarity. The phrase “As part of the Enhancement Offer” is confusing, i.e., what other parts or components to the offer exist. Clarify that the contract and the MGIB Rider will remain unchanged if the enhancement offer is not elected.

Response No. 3 – To eliminate any possible confusion and to clarify that the Contract and MGIB Rider will remain unchanged if the enhancement offer is not elected, we have revised the second paragraph of the “Overview” section of the prospectus supplement to read as follows (revisions are shown in red text):

Under the Enhancement Offer, if you choose to annuitize (i.e., begin receiving income phase payments) under the MGIB Rider on the Special Exercise Date, we will increase the MGIB Benefit Base, which is used to determine income phase payments under the MGIB Rider, by [10]%. This increased amount is known as the Enhanced MGIB Benefit Base. You are not required to accept the Enhancement Offer, and you do not need to take any action if you do not want to accept the Enhancement Offer. The Enhancement Offer is an offer to enhance the benefit base used to determine annuity payments under the MGIB Rider. It is not an offer to enhance your Contract’s cash surrender value in exchange for surrendering your contract. Your Contract and the MGIB Rider will continue unchanged if you choose not accept the Enhancement Offer.

Comment No. 4 – Please confirm supplementally that all material and state required variations to the terms of the contract are described in the prospectus.

Response No. 4 – All material state required variations to the terms of the contract are described in the prospectus.

Comment No. 5 – Please inform the staff how many contract owners are eligible for the offer and what is the average contract value and benefit base and value arriving from the offer (for example, the average percentage increase in value if the offer is accepted and the average value of the enhanced offer amount for those eligible for the offer).

Response No. 5 – As of March 1, 2016, there were 27,538 contract owners with the MGIB Rider that are eligible for the Enhancement Offer with an average contract value of $88,355.50. The average benefit base under the MGIB Rider for those outstanding contracts was $142,039.79. Consequently, based on that value the average increase in the benefit base if all eligible contract owners accepted the Enhancement Offer would be $14,203.97, or 10% of the benefit base. Assuming that all eligible contract owners accepted the Enhancement Offer and were male and age 65 on the Special Exercise Date and chose monthly payments under the single life with 10 year period certain annuity payment option, the average increase in the annuity payments for each Contract Owner because of the enhancement would be approximately $59.26 a month, or $711.12 per year, for those MGIB Riders with a 1.00% annuitization factor and $62.94 a month, or $755.28 per year, for those MGIB Riders with a 1.50% annuitization factor.

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Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Comment No. 6 – Regarding “The Enhancement Offer will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer” paragraph of the prospectus supplement:  Please clarify any negative effects or disclose why it may not be in your best interest to accept the Enhancement Offer. Clarify any negative impact of making the offer only on one specific date (the “Special Exercise Date”) – for example, are there any personal financial or market considerations on that date that may be not beneficial to the contract owner. Need to expand and clarify that by accepting to annuitize under the enhancement offer, the MGIB Rider and Death Benefit or Death Benefit Rider will terminate.

Response No. 6 – We have revised the referenced paragraph of the supplement to respond to your comments. These revisions, along with the repositioning of the fourth and fifth paragraphs on page 3 of the supplement (see Comment No. 8 and our response thereto), will address your concerns. The revised paragraph reads as follows (revisions are shown in red text):

The Enhancement Offer will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer. By accepting the Enhancement Offer and fully annuitizing your MGIB Rider, you are giving up the potential for your contract value and the MGIB Benefit Base to increase over time. You also will no longer be able to contribute premium payments to the Contract or invest in any of the subaccounts. Additionally, as described below, your Contract death benefit will terminate. You should carefully review this supplement and make sure you understand the terms of the Enhancement Offer, and consider current market conditions, prior to making a decision on whether or not to annuitize under the MGIB Rider. Your financial professional can help you understand whether the Enhancement Offer would be appropriate for you given your personal circumstances and financial goals.

Comment No. 7 – Regarding the “How will I be notified about the Offer Window?” paragraph of the prospectus supplement:  Please clarify that the contract owner will not know of their actual enhancement amount (Enhanced MGIB Benefit Base) until after the offer is accepted. Also clarify how such withdrawals or reallocation will affect the payment amount – or include a cross reference to other parts of the supplement or prospectus which provide clarification.

Response No. 7 – We have revised the referenced paragraph of the supplement to respond to your comments and address your concerns. The revised paragraph reads as follows (revisions are shown in red text):

How will I be notified about the Offer Window? You will receive a letter prior to the beginning of the Offer Window that specifies the period during which you can choose to accept the Enhancement Offer. The letter will also provide your current contract value, your estimated MGIB Benefit Base and your estimated Enhanced MGIB Benefit Base that will be used to calculate your income phase payments should you choose to accept the Enhancement Offer. Because your MGIB Benefit Base may fluctuate up until the Special Exercise Date, you will not know the actual Enhanced MGIB Benefit Base and enhanced income phase payment amount until we calculate it on the Special Exercise Date, after you have accepted the Enhancement Offer. However, the Enhanced MGIB Benefit Base and income phase payment amount on the Special Election Date will be equal to or higher than the estimated Enhanced MGIB Benefit Base and income phase payment amount shown in the letter, although any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the start of the annuity payments may affect the Enhanced MGIB Benefit Base and payment amount. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” within the “Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” section of the prospectus for further information about the impact of withdrawals and transfers on the MGIB Benefit Base. If you choose to accept the Enhancement Offer, you will receive an endorsement to your Contract which will provide for the Enhanced MGIB Benefit Base.

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Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Comment No. 8 – Regarding the “What does it mean to annuitize under the MGIB Rider, and what happens to my Death Benefit?” section of the prospectus supplement:  This is a very important paragraph and should appear earlier in the supplement. We suggest it be moved up under “The Enhancement Offer will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer” paragraph of the prospectus supplement.

Response No. 8 – We have repositioned the referenced section of the supplement as suggested.

Comment No 9. – Regarding the “Do I need to annuitize the entire MGIB Benefit Base to participate in the Enhancement Offer?” paragraph of the prospectus supplement:  Please clarify how a partial annuitization under the enhancement offer will impact the surrender charge.

Response No. 9 – We have revised the referenced paragraph of the supplement to respond to your comments and address your concerns. The revised paragraph reads as follows (revisions are shown in red text):

Do I need to annuitize the entire MGIB Benefit Base to participate in the Enhancement Offer? No, the MGIB Rider allows you to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider one time during the life of your Contract. If you elect the Enhancement Offer, you may elect to do this on the Special Exercise Date. Any portion of the MGIB Benefit Base annuitized on the Special Exercise Date will receive the 10% increase, however any portion of the MGIB Benefit Base not annuitized on the Special Exercise Date will not receive this increase. Your contract value and death benefit will be reduced on a proportional basis based on the portion of the MGIB Benefit Base annuitized prior to adding the 10% increase. Choosing to annuitize only a portion of the MGIB Benefit Base will not impact your ability to make additional premium payments, see “Purchase and Availability of the Contract” in the “THE ANNUITY CONTRACT” section of your prospectus. Any surrender charges on the portion of the MGIB Benefit Base annuitized will be waived, but surrender charges, if any, will continue to apply on the portion not annuitized. For information about the taxation of annuity payments, including partial annuitizations, please see “Taxation of Annuity Payments” in the “FEDERAL TAX CONSIDERATIONS” section of your prospectus. Please consult your financial, legal and/or tax adviser before annuitizing only a portion of the MGIB Benefit Base.

Comment No. 10 – The “Why is the Company making the Enhancement Offer?” section of the prospectus supplement is very material and should be articulated so that the contract owner and company benefits are reflected separately, each with its own paragraph and heading. Also, more specifically disclose the financial and other benefits to the insurer.

Response No. 10 – We have revised the referenced section of the supplement to respond to your comments and address your concerns. The revised paragraph reads as follows (revisions are shown in red text):

Why is the Company making the Enhancement Offer?

  Contract Owner Benefits - The Company believes that the Enhancement Offer may be beneficial to our contract owners who would like to take advantage of the opportunity to annuitize under the MGIB Rider and receive a higher level of income phase payments due to the Enhanced MGIB Benefit Base. As noted above, accepting the Enhancement Offer may not be appropriate for all contract owners and you should consult with your financial professional to determine if accepting the Enhancement Offer is right for your personal and financial situation.

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Ms. Kimberly Browning

U.S. Securities and Exchange Commission

  Company Benefits - The Company is taking steps, such as making the Enhancement Offer, to reduce the Company’s risks associated with a block of variable annuity contracts that are no longer offered for sale and through which the MGIB Rider was available. Providing guarantees under the MGIB Rider may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets as well as high volatility in either equity markets or interest rates. If you accept the Enhancement Offer, the costs incurred by the Company to provide the guarantees under the MGIB Rider are more certain and the Company’s overall costs for providing the guarantees may be reduced over time. Additionally, the Company may benefit from being able to extend its ongoing relationship with contract owner’s that accept the Enhancement Offer.

Comment No. 11 – Page 27 of the prospectus, the “State Variations” section:  Please expand this section and make it less “general.” Make sure that all contract features and benefits are disclosed in the prospectus.

Response No. 11 – As noted above in response to Comment 4, all material state required variations to the terms of the contract are described in the prospectus, particularly in APPENDIX L to the prospectus. Notwithstanding, we have revised the “State Variations” section to read as follows (revisions are shown in red text):

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX L. Also see your Contract and endorsements and riders for details.

Comment No. 12 – Page 33 of the prospectus, The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract. Please clarify, “how annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under the Contract.”  How is this the case? (for example).

Response No. 12 – Annuitizing using the MGIB Rider may result in a more favorable stream of income payments when the MGIB Benefit Base exceeds the contract’s value to a degree that the more conservative MGIB Rider income factors more than offset the more favorable contract income factors. Hypothetical examples of how annuitizing the MGBI Rider may provide a more favorable income stream than the contract and how annuitizing the contract may provide a more favorable income stream than the MGIB Rider are included in APPENDIX A to the prospectus supplement.

Please note that the average MGIB Rider benefit base for those contract owners eligible for the Enhancement Offer is significantly greater than the average contract value. See our response to Comment 5. When the MGIB benefit base is enhance by the 10% Enhancement Offer, annuitizing under the MGIB Rider benefit base becomes even more attractive. Notwithstanding, as we point out several times in the prospectus supplement, the decision whether to accept the enhancement offer and annuitize under the MGIB Rider is a decision that the contract owner should consult with their financial professional about to make sure that it will meet their personal financial objectives and goals.

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Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Comment No. 13 – And, the staff would like to us to provide them with a copy of letters sent to the contract owner and registered representatives as well as any brochures describing this enhancement offer.

Response No. 13 – The only item that will be sent to eligible contract owners and registered representatives about the Enhancement Offer is the offer letter. There are not brochures or other materials that will be used to promote the Enhancement Offer to either eligible contract owners or registered representatives. Please find attached a copy of the offer letter that will be sent to each eligible contract owner.

In addition to the changes to the supplement noted above, other changes have been made to update information that was not final when we made our initial filing, including remove brackets around such information, to make other non-material changes. Please note that we have "marked" the differences between the prospectus supplement in this correspondence filing against the prospectus supplement filed in PEA No. 25.

I trust that we have adequately responded to each of your concerns and hope to make our rule 485(b) filings to include the MGIB Enhancement Offer supplement no later than the last week of April. I hereby represent that the 485(b) filings will contains all financial statements, exhibits and other information necessary for the post effective amendments to be complete and eligible to be automatically effective on May 1, 2016.

I appreciate your help with this matter and please call or email me with questions or comments.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Senior Counsel

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